UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC
Address: 888 Seventh Avenue
         Suite 1504
         New York, New York  10019

13F File Number:  28-10918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     212.621.8771

Signature, Place, and Date of Signing:

     Eamon Smith     New York, New York     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     48

Form13F Information Table Value Total:     $3,519,573 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRMEDIA GROUP INC             SPONSORED ADR    009411109     5291   236400 SH       SOLE                   236400
AMERICAN TOWER CORP            CL A             029912201   125272  2940655 SH       SOLE                  2940655
APPLE INC                      COM              037833100   161594   815800 SH       SOLE                   815800
BOYD GAMING CORP               COM              103304101    91744  2692800 SH       SOLE                  2692800
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    47483  1938100 SH       SOLE                  1938100
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202   355944  3069010 SH       SOLE                  3069010
CHARTER COMMUNICATIONS INC D   CL A             16117M107    16428 14041100 SH       SOLE                 14041100
CNET NETWORKS INC              COM              12613R104    96916 10603487 SH       SOLE                 10603487
CONVERA CORP                   CL A             211919105     1724   622544 SH       SOLE                   622544
CROWN CASTLE INTL CORP         COM              228227104    20105   483300 SH       SOLE                   483300
DOLAN MEDIA CO                 COM              25659P402    50253  1722746 SH       SOLE                  1722746
DREAMWORKS ANIMATION SKG INC   CL A             26153C103   102363  4007961 SH       SOLE                  4007961
EMMIS COMMUNICATIONS CORP      CL A             291525103    11597  3012300 SH       SOLE                  3012300
ENTRAVISION COMMUNICATIONS C   CL A             29382R107    26764  3418194 SH       SOLE                  3418194
EQUINIX INC                    COM NEW          29444U502   104309  1032044 SH       SOLE                  1032044
EXPEDIA INC DEL                COM              30212P105    36363  1150000 SH       SOLE                  1150000
FIBERTOWER CORP                COM              31567R100    27267 11959025 SH       SOLE                 11959025
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109   273660  4817112 SH       SOLE                  4817112
GETTY IMAGES INC               COM              374276103   142155  4901900 SH       SOLE                  4901900
GOOGLE INC                     CL A             38259P508   149014   215500 SH       SOLE                   215500
GREENFIELD ONLINE INC          COM              395150105     5280   361421 SH       SOLE                   361421
INFORMATION SERVICES GROUP I   UNIT 01/31/2011  45675Y203    30840  3979300 SH       SOLE                  3979300
LAMAR ADVERTISING CO           CL A             512815101    50474  1050000 SH       SOLE                  1050000
LIBERTY GLOBAL INC             COM SER A        530555101    13991   357000 SH       SOLE                   357000
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302    86843   745500 SH       SOLE                   745500
LIN TV CORP                    CL A             532774106     6986   574000 SH       SOLE                   574000
MARCHEX INC                    CL B             56624R108     8091   745000 SH       SOLE                   745000
MAXCOM TELECOMUNICACIONES SA   ADR REP PR CTF   57773A508     6355   500000 SH       SOLE                   500000
MELCO PBL ENTMNT LTD           ADR              585464100    53430  4622000 SH       SOLE                  4622000
MOVE INC COM                   COM              62458M108    37106 15145201 SH       SOLE                 15145201
NATIONAL CINEMEDIA INC         COM              635309107    25437  1009000 SH       SOLE                  1009000
NETFLIX INC                    COM              64110L106   126008  4733600 SH       SOLE                  4733600
NEUSTAR INC                    CL A             64126X201   101510  3539400 SH       SOLE                  3539400
NEXSTAR BROADCASTING GROUP I   CL A             65336K103     5341   584300 SH       SOLE                   584300
RESEARCH IN MOTION LTD         COM              760975102   119149  1050700 SH       SOLE                  1050700
RURAL CELLULAR CORP            CL A             781904107    54403  1233908 SH       SOLE                  1233908
SBA COMMUNICATIONS CORP        COM              78388J106   136010  4019200 SH       SOLE                  4019200
SOHU COM INC                   COM              83408W103     7442   136500 SH       SOLE                   136500
TECHTARGET INC                 COM              87874R100    18101  1224700 SH       SOLE                  1224700
TELEPHONE & DATA SYS INC       COM              879433100    45197   722000 SH       SOLE                   722000
TELEPHONE & DATA SYS INC       SPL COM          879433860    45567   791100 SH       SOLE                   791100
UNITED STATES CELLULAR CORP    COM              911684108   146536  1742400 SH       SOLE                  1742400
VIACOM INC NEW                 CL B             92553P201   159430  3630000 SH       SOLE                  3630000
VIVO PARTICIPACOES S A         SPON ADR PFD     92855S101    76901 14058700 SH       SOLE                 14058700
WYNN RESORTS LTD               COM              983134107    89704   800000 SH       SOLE                   800000
XM SATELLITE RADIO HLDGS INC   CL A             983759101    68319  5581600 SH       SOLE                  5581600
YAHOO INC                      COM              984332106   147306  6333000 SH       SOLE                  6333000
YOUNG BROADCASTING INC         CL A             987434107     1570  1495246 SH       SOLE                  1495246